Submission	Jun. 05, 2026
Submission [Line Items]
Central Index Key	0001004315
Registrant Name	NATIONAL GRID PLC
Registration File Number	333-281812
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES